UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [ ]; Amendment No.:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Rho Capital Partners, Inc.
Address: 152 West 57th Street
         23rd Floor
         New York, New York 10019

13F File Number:  28-5883

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter E. Kalkanis

Title:  Chief Financial Officer

Phone:  212-751-6677


/s/ Peter E. Kalkanis      New York, New York   Dated: May 16, 2005



Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                            FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     89

Form 13F Information Table Value Total:     $288,534
                                           (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



       NONE

                                                  FORM 13F INFORMATION TABLE

                                             Value      Shares/  Sh/  Put/ Invstmt Other   Voting Authority
  Name of Issuer   Title of Class   CUSIP    (x$1000)   PrnAmt   Prn  Call Discret Mngrs   Sole Shared None




ACTIVE POWER INC          COM      00504W100     3,753  1,158,269   SH         Sole      1,158,269
ADVANCIS PHARMCTC        COM       00764L109     2,505    677,064   SH         Sole        677,064
AGERE SYS INC           CL B       00845V209       151    106,516   SH         Sole        106,516
AIRSPAN NETWORKS INC      COM      00950H102     2,948    576,999   SH         Sole        576,999
ALLSTATE CORP            COM       020002101       422      7,800   SH         Sole          7,800
ALLTEL CORP              COM       020039103       850     15,500   SH         Sole         15,500
ASHLAND INC              COM       044204105       481      7,125   SH         Sole          7,125
AUTOMATIC DATA PROC      COM       053015103       274      6,100   SH         Sole          6,100
AVANT IMMUNOTHRP          COM      053491106     1,657  1,016,368   SH         Sole      1,016,368
BEA SYS INC              COM       073325102       190     23,800   SH         Sole         23,800
BEAR STERNS COS INC      COM       073902108       379      3,800   SH         Sole          3,800
BEARINGPOINT INC          COM      074002106       383     43,700   SH         Sole         43,700
BELO CORP             COM SER A    080555105       413     17,100   SH         Sole         17,100
BMC SOFTWARE INC          COM      055921100       187     12,500   SH         Sole         12,500
BOEING CO                COM       097023105       684     11,700   SH         Sole         11,700
BP PLC                 SPONS ADR   055622104       218      3,500   SH         Sole          3,500
BRISTOL MYERS SQUIBB      COM      110122108       354     13,925   SH         Sole         13,925
BROOKLINE BANCORP DEL    COM       11373M107       161     10,800   SH         Sole         10,800
CAPSTONE TURBINE CORP    COM       14067D102     4,131  2,665,283   SH         Sole      2,665,283
CIGNA CORP                COM      125509109       282      3,150   SH         Sole          3,150
CISCO SYS INC            COM       17275R102       181     10,107   SH         Sole         10,107
CIT GROUP INC            COM       125581108       553     14,575   SH         Sole         14,575
CITIGROUP INC            COM       172967101       517     11,500   SH         Sole         11,500
CNF INC                  COM       12612W104       366      7,825   SH         Sole          7,825
COMPUTER ASSOC INTL      COM       204912109     1,452     53,575   SH         Sole         53,575
CONOCOPHILLIPS            COM      20825C104       240      2,225   SH         Sole          2,225
COUNTRYWIDE FINANC        COM      222372104       230      7,098   SH         Sole          7,098
CYBERONICS INC            COM      23251P102    58,280  1,319,446   SH         Sole      1,319,446
DENDREON CORP            COM       24823Q107       693    127,096   SH         Sole        127,096
DEX MEDIA INC            COM       25212E100       579     28,050   SH         Sole         28,050
DIVERSA CORP              COM      255064107     8,183  1,643,075   SH         Sole      1,643,075
DYAX CORP                COM       26746E103       333    103,449   SH         Sole        103,449
EASTMAN KODAK CO          COM      277461109       390     12,000   SH         Sole         12,000
FEDERATED DEPT STORES    COM       31410H101       337      5,300   SH         Sole          5,300
FIDELITY NATL FINL        COM      316326107       414     12,590   SH         Sole         12,590
GANNETT INC              COM       364730101       443      5,600   SH         Sole          5,600
GENVEC INC                COM      37246C109     4,484  2,591,790   SH         Sole      2,591,790
GENZYME CORP GENL DIV    COM       372917104       737     12,882   SH         Sole         12,882
HARRAHS ENTMT INC        COM       413617107       394      6,100   SH         Sole          6,100
HASBRO INC                COM      418056107       552     26,975   SH         Sole         26,975
HCA INC                  COM       404119109       246      4,600   SH         Sole          4,600
HEALTH MNGMNT ASSOC      CL A      421933102       301     11,500   SH         Sole         11,500
HEALTH NET INC            COM      42222G108       883     27,000   SH         Sole         27,000
HEWLETT PACKARD CO        COM      428236103     1,081     49,150   SH         Sole         49,150
HUMAN GENOME SCIENCE INC  COM      444903108     3,487    378,189   SH         Sole        378,189
IDENTIX INC              COM       451906101        55     10,800   SH         Sole         10,800
INTL GAME TCHNLGY        COM       459902102       367     13,800   SH         Sole         13,800
IVILLAGE INC              COM      46588H105    15,222  2,499,481   SH         Sole      2,499,481
KNIGHT RIDDER INC        COM       499010103       417      6,200   SH         Sole          6,200
LEAR CORP                COM       521865105       917     20,675   SH         Sole         20,675
LEE ENTERPRISES INC      COM       523768109       339      7,800   SH         Sole          7,800
LOEWS CORP                COM      540424108       483      6,575   SH         Sole          6,575
LUCENT TECHNOLOGIES INC  COM       549463107     1,107    402,614   SH         Sole        402,614
MBIA INC                  COM      55262C100       332      6,350   SH         Sole          6,350
MCKESSON CORP            COM       58155Q103       492     13,025   SH         Sole         13,025
MEDIA GEN INC            COM       584404107       240      3,900   SH         Sole          3,900
MEMORY PHARMACEUTICALS    COM      58606R403     1,461    333,475   SH         Sole        333,475
METLIFE INC              COM       59156R108       795     20,350   SH         Sole         20,350
MGM MIRAGE                COM      552953101       403      5,700   SH         Sole          5,700
MILLENNIUM PHARMAC        COM      599902103       850    100,891   SH         Sole        100,891
MOBILE TELESYS OJSC   SPONS ADR    607409109     2,079     59,140   SH         Sole         59,140
MONEYGRAM INTL INC        COM      60935Y109       287     15,200   SH         Sole         15,200
NETLOGIC MICRSYSTS        COM      64118B100       512     41,225   SH         Sole         41,225
NEW YORK TIMES CO       CL A       650111107       410     11,200   SH         Sole         11,200
NITROMED INC              COM      654798503    94,674  5,469,333   SH         Sole      5,469,333
NOVAVAX INC              COM       670002104        42     30,000   SH         Sole         30,000
OLD REP INTL CORP        COM       680223104       353     15,187   SH         Sole         15,187
PRECISION CASTPARTS      COM       740189105       242      3,150   SH         Sole          3,150
RAYMOND JAMES FIN        COM       754730109       266      8,800   SH         Sole          8,800
RENAISSANCERE HOLD        COM      G7496G103       364      7,775   SH         Sole          7,775
RENT A CTR INC NEW        COM      76009N100       361     13,225   SH         Sole         13,225
ROSTELECOM OPEN JTSTK SPONS ADR    778529107     1,334    106,723   SH         Sole        106,723
SARA LEE CORP            COM       803111103       524     23,650   SH         Sole         23,650
SENOMYX INC              COM       81724Q107    21,236  1,783,039   SH         Sole      1,783,039
SEROLOGICALS CORP        COM       817523103       529     21,645   SH         Sole         21,645
SUPERIOR INDS INTL        COM      868168105       231      8,700   SH         Sole          8,700
SYBASE INC                COM      871130100       301     16,300   SH         Sole         16,300
TERCICA INC              COM       88078L105    22,913  3,002,998   SH         Sole      3,002,998
MCCLATCHY CO              COM      579489105       378      5,100   SH         Sole          5,100
TJX COS INC NEW          COM       872540109       487     19,775   SH         Sole         19,775
TORCHMARK CORP            COM      891027104       353      6,775   SH         Sole          6,775
UNION PAC CORP            COM      907818108       623      8,950   SH         Sole          8,950
VERITAS SOFTWARE CO      COM       923436109       230      9,900   SH         Sole          9,900
VICURON PHRMCTCLS        COM       926471103     8,139    516,408   SH         Sole        516,408
VIROPHARMA INC            COM      928241108        66     28,000   SH         Sole         28,000
WASHINGTON MUT INC        COM      939322103       225      5,700   SH         Sole          5,700
WHIRLPOOL CORP            COM      963320106       825     12,175   SH         Sole         12,175
WISCONSIN ENERGY CORP    COM       976657106       748     21,075   SH         Sole         21,075
XL CAP LTD                COM      98372PAB4       544      7,525   SH         Sole          7,525

